CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Trade sales, services and fees, net	$ 659,000,000	$ 553,000,000
Cost of goods sold	596,000,000	500,000,000
Operating expenses:
Selling, general and administrative	39,000,000	39,000,000
Restructuring, impairment, and plant closing and transition costs	11,000,000	14,000,000
Other operating expense (income), net	3,000,000	5,000,000
Total operating expenses	53,000,000	58,000,000
Operating income (loss)	10,000,000	(5,000,000)
Interest expense	(18,000,000)	(18,000,000)
Interest income	3,000,000	3,000,000
Other income, net	3,000,000	5,000,000
Loss before income taxes	(2,000,000)	(15,000,000)
Income tax expense	0	(5,000,000)
Net loss	(2,000,000)	(20,000,000)
Net income attributable to noncontrolling interests	(1,000,000)	(1,000,000)
Net loss attributable to Venator	$ (3,000,000)	$ (21,000,000)
Per Share Data:
Loss attributable to Venator Materials PLC ordinary shareholders, basic (in dollars per share)	$ (0.03)	$ (0.20)
Loss attributable to Venator Materials PLC ordinary shareholders, diluted (in dollars per share)	$ (0.03)	$ (0.20)